UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-23084

 NAME OF REGISTRANT:                     Series Portfolios Trust



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 615 East Michigan Street
                                         Milwaukee, WI 53202

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Ryan Roell, President
                                         Series Portfolios Trust c/o
                                         U.S. Bancorp Fund Services,
                                         LLC
                                         777 East Wisconsin Ave, 5th
                                         Floor
                                         Milwaukee, WI 53202

 REGISTRANT'S TELEPHONE NUMBER:          414-765-6839

 DATE OF FISCAL YEAR END:                10/31

 DATE OF REPORTING PERIOD:               07/01/2018 - 06/30/2019


Rareview Longevity Income Generation Fund
--------------------------------------------------------------------------------------------------------------------------
  MORGAN STANLEY EMERGING MKTS                                                               Agenda Number:  935029567
--------------------------------------------------------------------------------------------------------------------------
        Security:  617477104
    Meeting Type:  Annual
    Meeting Date:  25-Jun-2019
          Ticker:  EDD
            ISIN:  US6174771047
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Frank L. Bowman                                           Mgmt          For                            For
       Jakki L. Haussler                                         Mgmt          For                            For
       Manuel H. Johnson                                         Mgmt          For                            For
       Patricia Maleski                                          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 ABERDEEN ASIA-PACIFIC INCOME FUND, INC.                                                     Agenda Number:  934932383
--------------------------------------------------------------------------------------------------------------------------
        Security:  003009107
    Meeting Type:  Annual
    Meeting Date:  29-Mar-2019
          Ticker:  FAX
            ISIN:  US0030091070
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    To elect Class I Director to the Board of                 Mgmt          For                            For
       Directors to serve until the 2022 Annual
       Meeting of Shareholders: Neville J. Miles

1.2    To elect Class I Director to the Board of                 Mgmt          For                            For
       Directors to serve until the 2022 Annual
       Meeting of Shareholders: Moritz Sell




--------------------------------------------------------------------------------------------------------------------------
 ABERDEEN FUNDS                                                                              Agenda Number:  934869061
--------------------------------------------------------------------------------------------------------------------------
        Security:  00302L108
    Meeting Type:  Annual
    Meeting Date:  19-Sep-2018
          Ticker:  AWP
            ISIN:  US00302L1089
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       John Sievwright                                           Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 ALLIANZGI NFJ DIVERSIFIED, INT & PREM ST                                                    Agenda Number:  934846241
--------------------------------------------------------------------------------------------------------------------------
        Security:  01883A107
    Meeting Type:  Annual
    Meeting Date:  12-Jul-2018
          Ticker:  NFJ
            ISIN:  US01883A1079
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

A.     DIRECTOR
       Hans W. Kertess                                           Mgmt          For                            For
       James S. MacLeod                                          Mgmt          For                            For
       William B. Ogden, IV                                      Mgmt          For                            For
       A. Douglas Eu                                             Mgmt          Withheld                       Against
       Erick R. Holt                                             Mgmt          Withheld                       Against




--------------------------------------------------------------------------------------------------------------------------
 ANNALY CAPITAL MANAGEMENT, INC.                                                             Agenda Number:  934966132
--------------------------------------------------------------------------------------------------------------------------
        Security:  035710409
    Meeting Type:  Annual
    Meeting Date:  22-May-2019
          Ticker:  NLY
            ISIN:  US0357104092
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1a.    Election of Director: Kevin G. Keyes                      Mgmt          Abstain                        Against

1b.    Election of Director: Thomas Hamilton                     Mgmt          For                            For

1c.    Election of Director: Kathy Hopinkah Hannan               Mgmt          For                            For

1d.    Election of Director: Vicki Williams                      Mgmt          For                            For

2.     Advisory approval of the company's                        Mgmt          For                            For
       executive compensation.

3.     Approval of an amendment of our charter to                Mgmt          For                            For
       increase the number of authorized shares of
       capital stock to 3,000,000,000 shares.

4.     Ratification of the appointment of Ernst &                Mgmt          For                            For
       Young LLP as our independent registered
       public accounting firm for 2019.




--------------------------------------------------------------------------------------------------------------------------
 APOLLO SENIOR FLOATING RATE, INC                                                            Agenda Number:  934983190
--------------------------------------------------------------------------------------------------------------------------
        Security:  037636107
    Meeting Type:  Annual
    Meeting Date:  21-May-2019
          Ticker:  AFT
            ISIN:  US0376361079
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Glenn N. Marchak                                          Mgmt          For                            For
       Todd J. Slotkin                                           Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 BLACKROCK CALIFORNIA MUNICIPAL INCOME TR                                                    Agenda Number:  934847851
--------------------------------------------------------------------------------------------------------------------------
        Security:  09248E102
    Meeting Type:  Annual
    Meeting Date:  27-Aug-2018
          Ticker:  BFZ
            ISIN:  US09248E1029
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Robert Fairbairn                                          Mgmt          Withheld                       Against
       Catherine A. Lynch                                        Mgmt          For                            For
       Karen P. Robards                                          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 BLACKROCK CREDIT ALLOCATION INCOME TRUST                                                    Agenda Number:  934847875
--------------------------------------------------------------------------------------------------------------------------
        Security:  092508100
    Meeting Type:  Annual
    Meeting Date:  27-Aug-2018
          Ticker:  BTZ
            ISIN:  US0925081004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Frank J. Fabozzi                                          Mgmt          For                            For
       Robert Fairbairn                                          Mgmt          Withheld                       Against
       Catherine A. Lynch                                        Mgmt          For                            For
       Karen P. Robards                                          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 BLACKROCK DEBT STRATEGIES FD INC                                                            Agenda Number:  934847887
--------------------------------------------------------------------------------------------------------------------------
        Security:  09255R202
    Meeting Type:  Annual
    Meeting Date:  27-Aug-2018
          Ticker:  DSU
            ISIN:  US09255R2022
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Robert Fairbairn                                          Mgmt          Withheld                       Against
       R. Glenn Hubbard                                          Mgmt          For                            For
       W. Carl Kester                                            Mgmt          For                            For
       John M. Perlowski                                         Mgmt          Withheld                       Against
       Karen P. Robards                                          Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 BLACKROCK INCOME TRUST INC.                                                                 Agenda Number:  934846986
--------------------------------------------------------------------------------------------------------------------------
        Security:  09247F100
    Meeting Type:  Annual
    Meeting Date:  30-Jul-2018
          Ticker:  BKT
            ISIN:  US09247F1003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Frank J. Fabozzi                                          Mgmt          For                            For
       Robert Fairbairn                                          Mgmt          Withheld                       Against
       Catherine A. Lynch                                        Mgmt          For                            For
       Karen P. Robards                                          Mgmt          For                            For

2.     Directors Recommend: A vote against the                   Shr           For                            Against
       stockholder proposal. If properly presented
       at the meeting, a stockholder proposal
       requesting the Board of Directors to
       authorize a self-tender offer.




--------------------------------------------------------------------------------------------------------------------------
 BLACKROCK MUNIVEST FUND INC                                                                 Agenda Number:  934846948
--------------------------------------------------------------------------------------------------------------------------
        Security:  09253R105
    Meeting Type:  Annual
    Meeting Date:  30-Jul-2018
          Ticker:  MVF
            ISIN:  US09253R1059
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Michael J. Castellano                                     Mgmt          For                            For
       Richard E. Cavanagh                                       Mgmt          For                            For
       Cynthia L. Egan                                           Mgmt          For                            For
       Robert Fairbairn                                          Mgmt          Withheld                       Against
       R. Glenn Hubbard                                          Mgmt          For                            For
       Catherine A. Lynch                                        Mgmt          For                            For
       John M. Perlowski                                         Mgmt          Withheld                       Against
       Karen P. Robards                                          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 BLACKROCK MUNIYIELD INSURED FUND                                                            Agenda Number:  934846948
--------------------------------------------------------------------------------------------------------------------------
        Security:  09254E103
    Meeting Type:  Annual
    Meeting Date:  30-Jul-2018
          Ticker:  MYI
            ISIN:  US09254E1038
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Michael J. Castellano                                     Mgmt          For                            For
       Richard E. Cavanagh                                       Mgmt          For                            For
       Cynthia L. Egan                                           Mgmt          For                            For
       Robert Fairbairn                                          Mgmt          Withheld                       Against
       R. Glenn Hubbard                                          Mgmt          For                            For
       Catherine A. Lynch                                        Mgmt          For                            For
       John M. Perlowski                                         Mgmt          Withheld                       Against
       Karen P. Robards                                          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 BLACKROCK MUNIYIELD NY INSURED FUND                                                         Agenda Number:  934846948
--------------------------------------------------------------------------------------------------------------------------
        Security:  09255E102
    Meeting Type:  Annual
    Meeting Date:  30-Jul-2018
          Ticker:  MYN
            ISIN:  US09255E1029
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Michael J. Castellano                                     Mgmt          For                            For
       Richard E. Cavanagh                                       Mgmt          For                            For
       Cynthia L. Egan                                           Mgmt          For                            For
       Robert Fairbairn                                          Mgmt          Withheld                       Against
       R. Glenn Hubbard                                          Mgmt          For                            For
       Catherine A. Lynch                                        Mgmt          For                            For
       John M. Perlowski                                         Mgmt          Withheld                       Against
       Karen P. Robards                                          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 CHIMERA INVESTMENT CORPORATION                                                              Agenda Number:  934988633
--------------------------------------------------------------------------------------------------------------------------
        Security:  16934Q208
    Meeting Type:  Annual
    Meeting Date:  30-May-2019
          Ticker:  CIM
            ISIN:  US16934Q2084
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1a.    Election of Director: John P. Reilly                      Mgmt          For                            For

1b.    Election of Director: Matthew Lambiase                    Mgmt          Abstain                        Against

2.     The proposal to approve a non-binding                     Mgmt          For                            For
       advisory resolution on executive
       compensation.

3.     Ratification of the appointment of Ernst &                Mgmt          For                            For
       Young LLP as independent registered public
       accounting firm for the Company for the
       2019 fiscal year.




--------------------------------------------------------------------------------------------------------------------------
 COHEN & STEERS QUALITY INC RLTY, FD INC.                                                    Agenda Number:  934945950
--------------------------------------------------------------------------------------------------------------------------
        Security:  19247L106
    Meeting Type:  Annual
    Meeting Date:  25-Apr-2019
          Ticker:  RQI
            ISIN:  US19247L1061
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Daphne L. Richards                                        Mgmt          For                            For
       Gerald J. Maginnis                                        Mgmt          For                            For
       Joseph M. Harvey                                          Mgmt          Withheld                       Against




--------------------------------------------------------------------------------------------------------------------------
 DOUBLELINE OPPORTUNISTIC CREDIT FUND                                                        Agenda Number:  934922534
--------------------------------------------------------------------------------------------------------------------------
        Security:  258623107
    Meeting Type:  Annual
    Meeting Date:  22-Feb-2019
          Ticker:  DBL
            ISIN:  US2586231076
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1a.    Election of Class I Trustee: Joseph Ciprari               Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 DREYFUS STRATEGIC MUNICIPALS, INC.                                                          Agenda Number:  935015809
--------------------------------------------------------------------------------------------------------------------------
        Security:  261932107
    Meeting Type:  Annual
    Meeting Date:  12-Jun-2019
          Ticker:  LEO
            ISIN:  US2619321076
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Joseph S. DiMartino*                                      Mgmt          For                            For
       Alan H. Howard*                                           Mgmt          For                            For
       Joni Evans*                                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 EATON VANCE RISK-MGD DIV EQTY INCM FD                                                       Agenda Number:  934933943
--------------------------------------------------------------------------------------------------------------------------
        Security:  27829G106
    Meeting Type:  Annual
    Meeting Date:  18-Apr-2019
          Ticker:  ETJ
            ISIN:  US27829G1067
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Mark R. Fetting                                           Mgmt          For                            For
       Valerie A. Mosley                                         Mgmt          For                            For
       Marcus L. Smith                                           Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 ELLINGTON RESIDENTIAL MORTGAGE REIT                                                         Agenda Number:  934965914
--------------------------------------------------------------------------------------------------------------------------
        Security:  288578107
    Meeting Type:  Annual
    Meeting Date:  15-May-2019
          Ticker:  EARN
            ISIN:  US2885781078
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Thomas F. Robards                                         Mgmt          No vote
       Michael W. Vranos                                         Mgmt          No vote
       Laurence Penn                                             Mgmt          No vote
       Ronald I. Simon, Ph.D.                                    Mgmt          No vote
       Robert B. Allardice III                                   Mgmt          No vote
       David J. Miller                                           Mgmt          No vote
       Menes O. Chee                                             Mgmt          No vote

2.     The approval, on an advisory basis, of the                Mgmt          No vote
       compensation of the named executive
       officers.

3.     To hold an advisory vote on whether an                    Mgmt          No vote
       advisory vote on executive compensation
       should be held every one, two or three
       years.

4.     The ratification of PricewaterhouseCoopers                Mgmt          No vote
       LLP as the independent registered public
       accounting firm for the fiscal year ending
       December 31, 2019.




--------------------------------------------------------------------------------------------------------------------------
 FLAHERTY & CRUMRINE/CLAYMORE TOTAL RTRN                                                     Agenda Number:  934948831
--------------------------------------------------------------------------------------------------------------------------
        Security:  338479108
    Meeting Type:  Annual
    Meeting Date:  23-Apr-2019
          Ticker:  FLC
            ISIN:  US3384791089
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       R. Eric Chadwick                                          Mgmt          No vote
       Karen H. Hogan                                            Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 INVESCO                                                                                     Agenda Number:  934853309
--------------------------------------------------------------------------------------------------------------------------
        Security:  46135X108
    Meeting Type:  Annual
    Meeting Date:  09-Aug-2018
          Ticker:  IHIT
            ISIN:  US46135X1081
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Bruce L. Crockett                                         Mgmt          For                            For
       Jack M. Fields                                            Mgmt          For                            For
       Martin L. Flanagan                                        Mgmt          Withheld                       Against
       Robert C. Troccoli                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NEW RESIDENTIAL INVESTMENT CORP.                                                            Agenda Number:  934989611
--------------------------------------------------------------------------------------------------------------------------
        Security:  64828T201
    Meeting Type:  Annual
    Meeting Date:  23-May-2019
          Ticker:  NRZ
            ISIN:  US64828T2015
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Douglas L. Jacobs                                         Mgmt          For                            For
       Robert J. McGinnis                                        Mgmt          For                            For
       Andrew Sloves                                             Mgmt          For                            For

2.     To ratify the appointment of Ernst & Young                Mgmt          For                            For
       LLP as independent registered public
       accounting firm for New Residential
       Investment Corp. for fiscal year 2019.

3.     Non-binding stockholder proposal to adopt                 Shr           Abstain
       "majority voting" in uncontested elections
       of directors.

4.     Non-binding stockholder proposal to provide               Shr           Abstain
       a report on board diversity.




--------------------------------------------------------------------------------------------------------------------------
 NUVEEN AMT FREE QUALITY MUNI INC FD                                                         Agenda Number:  934855997
--------------------------------------------------------------------------------------------------------------------------
        Security:  670657105
    Meeting Type:  Annual
    Meeting Date:  08-Aug-2018
          Ticker:  NEA
            ISIN:  US6706571055
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1c.    DIRECTOR
       Margo L. Cook                                             Mgmt          Withheld                       Against
       Jack B. Evans                                             Mgmt          For                            For
       Albin F. Moschner                                         Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NUVEEN CALIFORNIA QUALITY MUNI INC FD                                                       Agenda Number:  934886548
--------------------------------------------------------------------------------------------------------------------------
        Security:  67066Y105
    Meeting Type:  Annual
    Meeting Date:  13-Nov-2018
          Ticker:  NAC
            ISIN:  US67066Y1055
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1a.    DIRECTOR
       Margo L. Cook                                             Mgmt          Withheld                       Against
       Jack B. Evans                                             Mgmt          For                            For
       Albin F. Moschner                                         Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 PGIM INVESTMENTS                                                                            Agenda Number:  934918624
--------------------------------------------------------------------------------------------------------------------------
        Security:  69346H100
    Meeting Type:  Annual
    Meeting Date:  08-Mar-2019
          Ticker:  ISD
            ISIN:  US69346H1005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Ellen S. Alberding                                        Mgmt          For                            For
       Barry H. Evans                                            Mgmt          For                            For
       Stuart S. Parker                                          Mgmt          Withheld                       Against
       Brian K. Reid                                             Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 PGIM INVESTMENTS                                                                            Agenda Number:  934918636
--------------------------------------------------------------------------------------------------------------------------
        Security:  69346J106
    Meeting Type:  Annual
    Meeting Date:  08-Mar-2019
          Ticker:  GHY
            ISIN:  US69346J1060
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Ellen S. Alberding                                        Mgmt          For                            For
       Barry H. Evans                                            Mgmt          For                            For
       Stuart S. Parker                                          Mgmt          Withheld                       Against
       Brian K. Reid                                             Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 PIONEER HIGH INCOME TRUST                                                                   Agenda Number:  934864768
--------------------------------------------------------------------------------------------------------------------------
        Security:  72369H106
    Meeting Type:  Annual
    Meeting Date:  20-Sep-2018
          Ticker:  PHT
            ISIN:  US72369H1068
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Thomas J. Perna                                           Mgmt          For                            For
       Fred J. Ricciardi                                         Mgmt          For                            For
       Marguerite A. Piret                                       Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 PIONEER MUNICIPAL HIGH INCOME ADVANTAGE                                                     Agenda Number:  934864770
--------------------------------------------------------------------------------------------------------------------------
        Security:  723762100
    Meeting Type:  Annual
    Meeting Date:  20-Sep-2018
          Ticker:  MAV
            ISIN:  US7237621005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Thomas J. Perna                                           Mgmt          For                            For
       Fred J. Ricciardi                                         Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 PIONEER MUNICIPAL HIGH INCOME TRUST                                                         Agenda Number:  934864770
--------------------------------------------------------------------------------------------------------------------------
        Security:  723763108
    Meeting Type:  Annual
    Meeting Date:  20-Sep-2018
          Ticker:  MHI
            ISIN:  US7237631087
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Thomas J. Perna                                           Mgmt          For                            For
       Fred J. Ricciardi                                         Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 PUTNAM MUNICIPAL OPPORTUNITIES TRUST                                                        Agenda Number:  934947891
--------------------------------------------------------------------------------------------------------------------------
        Security:  746922103
    Meeting Type:  Annual
    Meeting Date:  26-Apr-2019
          Ticker:  PMO
            ISIN:  US7469221037
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    Fixing the number of Trustees at 11.                      Mgmt          For                            For

1B.    DIRECTOR
       Liaquat Ahamed                                            Mgmt          For                            For
       Ravi Akhoury                                              Mgmt          For                            For
       Barbara M. Baumann                                        Mgmt          For                            For
       Katinka Domotorffy                                        Mgmt          For                            For
       Catharine Bond Hill                                       Mgmt          For                            For
       Paul L. Joskow                                            Mgmt          For                            For
       Kenneth R. Leibler                                        Mgmt          For                            For
       Robert L. Reynolds                                        Mgmt          Withheld                       Against
       Manoj P. Singh                                            Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 VAN KAMPEN FUNDS                                                                            Agenda Number:  934853309
--------------------------------------------------------------------------------------------------------------------------
        Security:  46132K109
    Meeting Type:  Annual
    Meeting Date:  09-Aug-2018
          Ticker:  VPV
            ISIN:  US46132K1097
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Bruce L. Crockett                                         Mgmt          For                            For
       Jack M. Fields                                            Mgmt          For                            For
       Martin L. Flanagan                                        Mgmt          Withheld                       Against
       Robert C. Troccoli                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 VOYA GBL EQ DIVIDEND AND PREMIUM OPP FD                                                     Agenda Number:  934822568
--------------------------------------------------------------------------------------------------------------------------
        Security:  92912T100
    Meeting Type:  Annual
    Meeting Date:  10-Jul-2018
          Ticker:  IGD
            ISIN:  US92912T1007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Colleen D. Baldwin                                        Mgmt          For                            For
       Russell H. Jones                                          Mgmt          For                            For
       Joseph E. Obermeyer                                       Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 WESTERN ASSET EMERGING MKTS DEBT FD INC.                                                    Agenda Number:  934942207
--------------------------------------------------------------------------------------------------------------------------
        Security:  95766A101
    Meeting Type:  Annual
    Meeting Date:  12-Apr-2019
          Ticker:  EMD
            ISIN:  US95766A1016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Nisha Kumar                                               Mgmt          For                            For
       William R. Hutchinson                                     Mgmt          For                            For
       Jane Trust                                                Mgmt          Withheld                       Against



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Series Portfolios Trust
By (Signature)       /s/ Ryan Roell
Name                 Ryan Roell
Title                President
Date                 8/19/2019